CRYPTOCURRENCIES	3 Months Ended
Nov. 30, 2024
Accounting Policies [Abstract]
CRYPTOCURRENCIES

NOTE 2 – CRYPTOCURRENCIES

The following table presents additional dollar and unit information (each bitcoin represents one unit) about our bitcoin activity for the three months ended November 30, 2024:

		Bitcoin
Beginning balance – August 31, 2024	$14,966	0.30
Revenue received from mining	483,683	6.92
Advance payment in cryptocurrency	85,621	.87
Payments of loan with cryptocurrency	(86,435)	(.93)
Cash proceeds from the sale of cryptocurrency, net of fees	(377,897)	(4.78)
Cryptocurrency used to pay expenses	(55,375)	(.84)
Change in the fair market value of bitcoin	85,216	–
Ending balance – November 30, 2024	$149,779	1.54